Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Provision (Benefit) for Income Taxes
The provision (benefit) for income taxes attributable to income from operations includes the following (in thousands):

	For the Years Ended December 31,
	2019	2018	2017
Current provision (benefit)
Federal	$25	$(29)	$(86)
State	68	(17)	29
Total current	93	(46)	(57)

Deferred (benefit) provision
Federal	88	15	(2,622)
State	(285)	62	(88)
Total deferred	(197)	77	(2,710)
Total (benefit) provision	$(104)	$31	$(2,767)

Reconciliation of Effective Tax Rate
The provision for income taxes related to operations varies from the amount determined by applying the federal income tax statutory rate to the income or loss before income taxes, exclusive of net income attributable to non-controlling interest. The reconciliation of these differences is as follows:

	For the Years Ended December 31,
	2019	2018	2017
Computed expected income tax provision	21.0%	21.0%	34.0%
State income taxes, net of federal income tax benefit	(0.2)	(20.9)	0.9
Change in valuation allowance for deferred tax assets	(8.5)	47.7	(26.9)
Cumulative deferred adjustments	(0.4)	--	--
Provision to return adjustments	0.5	1.8	--
Other permanent differences	(3.7)	(12.2)	(1.3)
Dividend and accretion on preferred stock	(12.3)	(49.9)	(15.2)
FIN 48 liability	(1.3)	(4.6)	(0.9)
R&D credit	6.5	27.7	4.6
Impact of Tax Act	--	(12.5)	35.5
Other	--	--	1.5
	1.6%	(1.9)%	32.2%

Deferred Tax Assets and Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 are as follows (in thousands):

	December 31,
	2019	2018
Deferred tax assets:
Accounts receivable, principally due to allowance for doubtful accounts	$185	$79
Allowance for inventory obsolescence and amortization	316	281
Accrued liabilities not currently deductible	1,649	1,634
Accrued compensation	1,655	1,206
Deferred rent	4,808	4,750
Section 163(j) interest limitation	804	246
Net operating loss carryforwards - federal	2,583	1,956
Net operating loss carryforwards - state	796	653
Federal tax credit	1,326	983
Total gross deferred tax assets	14,122	11,788
Less valuation allowance	(7,206)	(6,652)
Total deferred tax assets, net of valuation allowance	6,916	5,136
Deferred tax liabilities:
Amortization and depreciation	(2,623)	(2,237)
Unbilled accounts receivable, deferred for tax purposes	(1,611)	(955)
Goodwill basis adjustment and amortization	(2,886)	(2,713)
Telos ID basis difference	(417)	(49)
Total deferred tax liabilities	(7,537)	(5,954)
Net deferred tax liabilities	$(621)	$(818)

Components of Valuation Allowance
The components of the valuation allowance are as follows (in thousands):

	Balance Beginning of Period	Additions	Recoveries	Balance End of Period

December 31, 2019	$6,652	$554	$--	$7,206
December 31, 2018	$7,219	$--	$(567)	$6,652
December 31, 2017	$10,499	$--	$(3,280)	$7,219

Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2019	2018	2017
Unrecognized tax benefits, beginning of period	$648	$677	$762
Gross decreases — tax positions in prior period	(39)	(63)	(127)
Gross increases — tax positions in current period	101	92	77
Settlements	(37)	(58)	(35)
Unrecognized tax benefits, end of period	$673	$648	$677